Financial Instruments and Risk Management - Summary of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Offsetting Of Financial Assets Liabilities [Abstract]
Amounts presented in the balance sheet, derivative financial liabilities	£ (837)	£ (903)	£ (911)
Rights of set off with derivative counterparties, derivative financial liabilities	754	693	456
Cash collateral, derivative financial liabilities	60	64	40
Net amount, derivative financial liabilities	(23)	(146)	(415)
Amounts presented in the balance sheet	672	1,343	728
Right of set off with derivative counterparties	0	0	0
Cash collateral	(432)	(638)	(513)
Net amount	240	705	215
Amounts presented in the balance sheet, derivative financial assets	1,509	2,246	1,639
Right of set off with derivative counterparties,derivative financial assets	(754)	(693)	(456)
Cash collateral, derivative financial assets	(492)	(702)	(553)
Net amount, derivative financial assets	£ 263	£ 851	£ 630